INVESTMENTS IN AFFILIATES (Tables)	12 Months Ended
Dec. 31, 2014
INVESTMENTS IN AFFILIATES [Abstract]
Schedule of Investments
	As of December 31,
	2013	2014
	RMB	RMB
At beginning of year	27,983,709	86,368,746
Investment	84,000,000	-
share of (loss)/gain of affiliated companies	(25,614,963)	9,549,289
At end of year	86,368,746	95,918,035